Restructuring Charges (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 2,461	$ 5,171	$ 9,820	$ 5,171
Restructuring Reserve		6,036		6,036		$ 3,210
MSGE SPINCO, INC [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	[1]					(5,171)	$ (14,691)	$ 0
Restructuring Reserve						3,210
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0	$ 1,612	$ 2,293	$ 1,612
Employee Severance | MSGE SPINCO, INC [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges						$ 1,612

[1]	See Note 19, Related Party Transactions, for further information on related party arrangements